Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share Based Compensation [Abstract]
Schedule of Employee Equity Award Activity

A summary of the employee equity award activity under the 2016 Plan is stated below:

	Number of options	Weighted- average exercise price	Weighted- average grant-date fair value	Weighted- average remaining contractual term	Aggregate intrinsic Value
		RMB	RMB	Years	RMB
Outstanding, December 31, 2025	35,000,000	0.06	0.05	—	—
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding, June 30, 2026	35,000,000	0.06	0.05	—	—
Vested and expected to vest at June 30, 2026	35,000,000	0.06	0.05	—	—
Exercisable at June 30, 2026	35,000,000	0.06	0.05	—	—

Outstanding, December 31, 2024	49,270,000	0.06	0.06	1.1	—
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding, June 30, 2025	49,270,000	0.06	0.06	0.7	—
Vested and expected to vest at June 30, 2025	49,270,000	0.06	0.06	0.7	—
Exercisable at June 30, 2025	49,270,000	0.06	0.06	0.7	—

Schedule of Restricted Share Activities

A summary of the restricted share activities under the 2025 Plan is stated below:

	Number of shares	Weighted- average grant-date fair value
		RMB
Outstanding, December 31, 2025	—	—
Granted	72,000,000	0.09
Vested	(72,000,000)	0.09
Outstanding, June 30, 2026	—	—